Shareholder Fees - Atlas U.S. Tactical Income Fund	Jan. 28, 2026
Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)

[1]	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through Northern Lights Distributors, LLC (the “Distributor”), a registered securities broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).